Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of condensed statement of operations
For the three months ended September 30, 2021

Net Loss	$(245,301)
Accretion of temporary equity to redemption value	(602,401)
Net loss including accretion of temporary equity to redemption value	$(847,702)
	Common Shares Subject to Redemption	Non-redeemable Common Shares

Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(554,580)	$(293,122)
Accretion of temporary equity to redemption value	602,401	—
Allocation of net income (loss)	$47,821	$(293,122)

Denominator:
Weighted-average shares outstanding	2,998,094	1,584,633
Basic and diluted net income (loss) per share	$0.02	$(0.18)
For the period from March 18, 2021 (inception) through September 30, 2021

Net Loss	$(276,735)
Accretion of temporary equity to redemption value	(602,401)
Net loss including accretion of temporary equity to redemption value	$(879,136)
	Common Shares Subject to Redemption	Non-redeemable Common Shares

Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(453,101)	$(426,035)
Accretion of temporary equity to redemption value	602,401	—
Allocation of net income (loss)	$149,300	$(426,035)

Denominator:
Weighted-average shares outstanding	1,407,269	1,323,208
Basic and diluted net income (loss) per share	$0.11	$(0.32)